Notes and Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Premium liability	$ 29,846	$ 8,077
Unamortized discount due to derivative liabilities	(261,276)	(54,962)	(5,787)
Total convertible notes outstanding, net	397,205	228,615	108,013
Notes Payable 1 [Member]
Note payable	20,000	20,000	6,000
Notes Payable 2 [Member]
Note payable	40,000	45,000	20,000
Notes Payable 3 [Member]
Note payable	0	109,500	32,500
Notes Payable 4 [Member]
Note payable	15,000	15,000	32,500
Notes Payable 5 [Member]
Note payable		15,000
Notes Payable 6 [Member]
Note payable		15,000
Notes Payable 7 [Member]
Note payable	2,500	2,500
Notes Payable 8 [Member]
Note payable		53,000
Notes Payable 9 [Member]
Note payable	11,000
Notes Payable 10 [Member]
Note payable	20,000
Notes Payable 11 [Member]
Note payable	34,262		22,800
Notes Payable 12 [Member]
Note payable	6,000
Notes Payable 13 [Member]
Note payable	35,530
Notes Payable 14 [Member]
Note payable
Notes Payable 15 [Member]
Note payable	30,000
Notes Payable 16 [Member]
Note payable	77,425
Notes Payable 17 [Member]
Note payable	51,922
Notes Payable 18 [Member]
Note payable	88,500
Notes Payable 19 [Member]
Note payable	50,000
Notes Payable 20 [Member]
Note payable	42,500
Notes Payable 21 [Member]
Note payable	42,500
Notes Payable 22 [Member]
Note payable	$ 52,500